Income Taxes - Federal Net Operating Loss Carryforward And Research Activities Credits (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Net Operating Loss	$ 38,368,144
Research Activities Credit	1,792,778	$ 898,813
Tax Year 2007
Operating Loss Carryforwards [Line Items]
Net Operating Loss	454,280
Research Activities Credit	$ 29,977
Expiration	2027
Tax Year 2008
Operating Loss Carryforwards [Line Items]
Net Operating Loss	$ 1,178,096
Research Activities Credit	$ 64,677
Expiration	2028
Tax Year 2009
Operating Loss Carryforwards [Line Items]
Net Operating Loss	$ 3,060,387
Research Activities Credit	$ 175,635
Expiration	2029
Tax Year 2010
Operating Loss Carryforwards [Line Items]
Net Operating Loss	$ 3,423,056
Research Activities Credit	$ 149,246
Expiration	2030
Tax Year 2011
Operating Loss Carryforwards [Line Items]
Net Operating Loss	$ 9,928,651
Research Activities Credit	$ 176,585
Expiration	2031
Tax Year 2012
Operating Loss Carryforwards [Line Items]
Research Activities Credit	$ 170,012
Expiration	2032
Tax Year 2013
Operating Loss Carryforwards [Line Items]
Net Operating Loss	$ 4,521,783
Research Activities Credit	$ 132,681
Expiration	2033
Tax Year 2014
Operating Loss Carryforwards [Line Items]
Net Operating Loss	$ 15,801,891
Research Activities Credit	$ 893,965
Expiration	2034